UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.9%
--------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                         $ 13,532,233       $ 13,488,838
--------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                     10,070,000         10,057,413
--------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                     3,295,498          3,282,811
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                   5,603,766          5,585,597
--------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                     1,846,029          1,846,152
Series 2004-1, Cl. 2A1, 2.528%, 9/25/21 2                                  9,244,460          9,250,411
--------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                      2,814,905          2,832,519
Series 2004-A, Cl. A2, 1.45%, 10/15/06                                    11,636,959         11,599,473
--------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                    11,030,000         11,106,182
--------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                      4,966,382          4,965,874
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                     16,895,492         16,867,096
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-B, Cl. A3A, 1.89%, 1/15/07                                     8,627,547          8,585,353
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                    21,500,000         21,416,288
--------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2003-4, Cl. A2, 1.58%, 7/17/06                        21,324,638         21,277,067
--------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                            6,701,851          6,688,612
--------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                     6,130,325          6,129,471
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                     13,145,391         13,126,418
--------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                         8,791,370          8,760,430
--------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2003-A, Cl. A2, 1.69%, 12/15/05                                            1,389,022          1,389,022
--------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                      1,460,078          1,460,511
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                     16,020,135         15,997,169
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                      9,896,915          9,857,136
--------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.568%, 11/25/34 1,2                                5,366,749          5,370,203
--------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                     3,834,189          3,834,057
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                     23,509,182         23,434,345
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                     10,600,000         10,566,508
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                         10,380,000         10,332,560
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                       11,357,541         11,335,481
--------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                             7,630,000          7,598,600


                  1 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                    $ 8,237,563        $ 8,238,454
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                     4,425,585          4,417,287
                                                                                        ----------------
Total Asset-Backed Securities (Cost $291,647,032)                                           290,697,338

--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--45.6%
--------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--41.5%
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--40.7%
--------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44 3          26,092,662         27,666,310
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 1/1/35 3                                                              20,843,000         20,699,704
5.50%, 1/1/35 3                                                           10,298,000         10,462,130
6%, 7/1/24                                                                   284,091            295,389
7%, 6/1/28-11/1/33                                                        63,737,089         67,612,535
7.50%, 2/1/32                                                                752,520            806,186
8%, 4/1/16                                                                 6,348,388          6,740,773
8.50%, 3/1/31                                                              1,232,209          1,341,024
9%, 8/1/22-5/1/25                                                          1,613,572          1,797,585
9.25%, 11/1/08                                                                15,755             16,363
10%, 12/25/10-8/1/21                                                         616,173            676,342
11%, 11/1/20                                                                 341,719            383,951
11.50%, 2/1/16-6/1/20                                                        112,594            126,258
11.75%, 1/1/16-4/1/19                                                        175,347            195,662
12%, 6/1/15                                                                  163,888            183,862
12.50%, 7/1/19                                                               304,967            344,167
13%, 8/1/15                                                                  337,001            381,960
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Series 2196, Cl. GB, 8%, 3/15/30                                           1,770,319          1,913,971
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%,
5/15/21                                                                      180,113            180,214
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                         2,968,692          2,992,334
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        7,613,399          7,918,486
Series 2080, Cl. Z, 6.50%, 8/15/28                                         4,830,443          4,980,948
Series 2387, Cl. PD, 6%, 4/15/30                                           2,275,003          2,358,176
Series 2410, Cl. NE, 6.50%, 9/15/30                                        2,048,076          2,070,488
Series 2466, Cl. PD, 6.50%, 4/15/30                                        2,680,972          2,693,880
Series 2498, Cl. PC, 5.50%, 10/15/14                                       1,415,332          1,427,460
Series 2500, Cl. FD, 2.903%, 3/15/32 2                                     4,318,589          4,335,530
Series 2526, Cl. FE, 2.803%, 6/15/29 2                                     5,440,946          5,460,529
Series 2551, Cl. FD, 2.803%, 1/15/33 2                                     4,365,565          4,395,484
Series 2551, Cl. TA, 4.50%, 2/15/18                                        1,196,211          1,195,451
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (2.36)%, 7/1/26 4                                       9,728,774          1,803,447
Series 192, Cl. IO, 3.27%, 2/1/28 4                                        2,185,050            406,068
Series 200, Cl. IO, 2.89%, 1/1/29 4                                        2,652,188            508,467
Series 205, Cl. IO, (0.22)%, 9/1/29 4                                     14,975,545          2,807,409
Series 206, Cl. IO, (16.35)%, 12/1/29 4                                      712,113            129,454
Series 2074, Cl. S, 11.86%, 7/17/28 4                                      2,785,299            358,711
--------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2079, Cl. S, 10.47%, 7/17/28 4                                    $ 4,330,344        $   564,120
Series 2526, Cl. SE, 17.17%, 6/15/29 4                                     7,517,330            611,070
Series 2796, Cl. SD, 19.10%, 7/15/26 4                                     1,391,598            140,665
Series 2819, Cl. S, 13.83%, 6/15/34 4                                     67,543,017          6,536,820
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp./Government National Mortgage
Assn., Gtd. Multiclass Mtg. Participation Certificates, Series 28,
Cl. PG, 6.875%, 2/25/23                                                    3,022,965          3,040,633
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 1/1/20 3                                                           58,965,000         58,780,734
5%, 1/1/20-1/1/35 3                                                       69,526,000         69,989,150
5.50%, 3/1/33-1/1/34                                                      60,022,844         61,006,843
5.50%, 1/1/35 3                                                           68,436,000         69,483,892
5.863%, 1/1/12                                                            16,249,145         17,491,032
6%, 8/1/24-9/1/24                                                          9,286,463          9,665,433
6%, 1/1/35 3                                                             137,283,000        141,959,134
6.50%, 1/1/29-10/1/30                                                      9,435,376          9,915,486
6.50%, 1/1/35 3                                                          147,923,000        155,134,246
7%, 7/1/13-10/1/34                                                        90,336,303         95,796,550
7%, 1/1/35 3                                                              91,344,000         96,796,141
7.50%, 2/1/27-1/1/30                                                       5,663,881          6,081,247
8%, 6/1/17-1/1/23                                                             25,870             28,198
8.50%, 7/1/32                                                                954,610          1,037,063
9%, 8/1/19                                                                    41,091             45,826
9.50%, 11/1/21                                                                31,062             34,944
10.50%, 12/1/14                                                              255,124            279,620
11%, 11/1/15-7/20/19                                                       2,110,329          2,366,633
11.25%, 6/1/14-2/15/16                                                       426,758            480,274
11.50%, 7/15/19-11/17/20                                                     999,486          1,129,748
11.75%, 7/1/11-8/1/13                                                         46,299             51,881
12%, 1/1/16-8/1/16                                                           923,400          1,040,277
12.50%, 8/1/15-12/1/15                                                       314,640            357,254
13%, 8/15/15-8/1/26                                                          644,306            733,729
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                        10,125,000         11,112,065
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                            312,372            322,924
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                      1,179,567          1,185,140
Trust 2001-70, Cl. LR, 6%, 9/25/30                                         5,058,260          5,157,431
Trust 2001-72, Cl. NH, 6%, 4/25/30                                         4,071,653          4,163,989
Trust 2001-74, Cl. PD, 6%, 5/25/30                                         1,742,553          1,766,198
Trust 2002-50, Cl. PD, 6%, 9/25/27                                         2,838,231          2,840,133
Trust 2002-52, Cl. FD, 2.918%, 9/25/32 2                                   5,502,266          5,526,888
Trust 2002-77, Cl. WF, 2.81%, 12/18/32 2                                   7,012,213          7,053,634
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                      7,846,439          7,863,628
Trust 2003-21, Cl. FK, 2.818%, 3/25/33 2                                     591,538            595,160
Trust 2003-81, Cl. PA, 5%, 2/25/12                                         2,804,725          2,815,038
Trust 2004-101, Cl. BG, 5%, 1/25/20                                        8,529,000          8,603,629
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                          183,299            199,406


                  3 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                    $   199,584        $   215,777
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-T4, Cl. IO, (7.25)%, 7/25/41 1,4                               13,436,598            444,921
Trust 2002-28, Cl. SA, 12.65%, 4/25/32 4                                   3,983,069            395,892
Trust 2002-38, Cl. SO, 19.60%, 4/25/32 4                                   5,969,604            479,959
Trust 2002-39, Cl. SD, 9.35%, 3/18/32 4                                    6,405,591            660,799
Trust 2002-48, Cl. S, 10.95%, 7/25/32 4                                    6,586,365            687,826
Trust 2002-52, Cl. SL, 11.14%, 9/25/32 4                                   4,159,226            437,100
Trust 2002-53, Cl. SK, 9.30%, 4/25/32 4                                    3,737,533            394,067
Trust 2002-56, Cl. SN, 13.29%, 7/25/32 4                                   8,945,400            936,928
Trust 2002-77, Cl. IS, 15.90%, 12/18/32 4                                  8,544,638            900,882
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, (1.23)%, 5/1/23 4                                        4,788,915            926,076
Trust 240, Cl. 2, 1.77%, 9/1/23 4                                          7,731,990          1,472,486
Trust 294, Cl. 2, 0.64%, 2/1/28 4                                          3,617,604            704,656
Trust 301, Cl. 2, (3.70)%, 4/1/29 4                                        7,282,125          1,382,175
Trust 321, Cl. 2, (3.53)%, 3/1/32 4                                       18,730,982          3,722,319
Trust 324, Cl. 2, (9.57)%, 6/1/32 4                                       25,886,490          5,270,509
Trust 333, Cl. 2, 3.53%, 3/1/33 4                                          6,328,630          1,368,698
Trust 2001-63, Cl. SD, 17.40%, 12/18/31 4                                  6,014,608            636,392
Trust 2001-68, Cl. SC, 13.63%, 11/25/31 4                                  5,782,408            629,116
Trust 2001-81, Cl. S, 13.68%, 1/25/32 4                                    4,973,699            606,622
Trust 2002-9, Cl. MS, 10.62%, 3/25/32 4                                    7,397,342            806,883
Trust 2002-52, Cl. SD, 8.85%, 9/25/32 4                                    5,502,266            568,906
Trust 2002-77, Cl. SH, 21.15%, 12/18/32 4                                  5,893,953            596,872
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
Trust G, Cl. 2, 11.50%, 3/1/09                                               211,826            230,750
                                                                                        ----------------
                                                                                          1,081,927,225
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.8%
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
6.50%, 1/15/24                                                               596,911            631,748
7%, 1/15/09-1/20/30                                                        5,209,928          5,541,595
7.50%, 1/15/28-8/15/28                                                     2,179,626          2,342,776
8%, 9/15/07-10/15/28                                                         571,224            619,842
8.50%, 8/15/17-9/15/21                                                     2,261,101          2,490,696
9.50%, 9/15/17                                                                 9,144             10,311
10.50%, 2/15/16-7/15/21                                                      302,117            339,593
11%, 10/20/19                                                                440,246            494,218
11.50%, 1/15/13-7/15/19                                                      110,474            124,723
13%, 2/15/11-9/15/14                                                          13,262             15,181
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 8.73%, 3/16/28 4                                    5,281,659            640,968
Series 1998-19, Cl. SB, 10.70%, 7/16/28 4                                  8,870,311          1,158,410
Series 2001-21, Cl. SB, 14.94%, 1/16/27 4                                  9,863,959            943,401


                  4 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Commercial Mtg. Obligations,
Trust 2002-9, Cl. A, 4.691%, 6/16/16                                     $ 7,615,111        $ 7,708,187
                                                                                        ----------------
                                                                                             23,061,649
--------------------------------------------------------------------------------------------------------
PRIVATE--4.1%
--------------------------------------------------------------------------------------------------------
COMMERCIAL--4.1%
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42       $ 4,500,000        $ 4,500,000
--------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                    9,736,724          9,742,873
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                    12,981,270         13,488,357
--------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                    7,410,000          7,971,391
--------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                    6,670,000          6,758,578
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                      4,960,000          4,973,050
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29         5,437,826          5,756,315
--------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                   5,760,145          5,697,535
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                   4,235,000          4,320,899
--------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                         15,913,625         16,432,280
--------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                      7,900,000          8,550,055
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35                                 11,343,000         11,361,610
Series 2004-W, Cl. A2, 4.635%, 11/25/34 2                                  9,280,191          9,305,811
                                                                                        ----------------
                                                                                            108,858,754

--------------------------------------------------------------------------------------------------------
Total Mortgage-Backed Obligations (Cost $1,209,479,021)                                   1,213,847,628
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--48.1%
--------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.75%, 10/15/06-11/15/06                                                  83,065,000         82,388,143
Series 1Y06, 2.375%, 2/15/06                                              75,000,000         74,450,475
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.875%, 3/15/07 5                                                        199,500,000        206,092,478
5.50%, 7/15/06                                                            26,110,000         27,030,012
6.625%, 9/15/09                                                           33,570,000         37,580,944
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                            26,700,000         26,627,510
2.50%, 6/15/06                                                            25,280,000         25,065,651
3.01%, 6/2/06                                                             26,030,000         25,923,589
3.125%, 7/15/06                                                           80,300,000         80,301,044
4.25%, 7/15/07-5/15/09                                                    36,625,000         37,398,871
5.50%, 2/15/06                                                           144,315,000        148,205,155
6%, 5/15/08                                                               43,750,000         47,112,756


                  5 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
6.625%, 9/15/09                                                          $18,200,000      $  20,342,358
7.25%, 1/15/10                                                            25,050,000         28,820,802
--------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                          18,205,000         19,323,370
Series A, 6.79%, 5/23/12                                                  17,048,000         19,659,140
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.875%, 12/31/05                                                         102,930,000        102,069,608
2.75%, 7/31/06-8/15/07                                                    53,639,000         53,311,590
3%, 2/15/08                                                               30,350,000         30,111,722
4.25%, 8/15/14                                                             5,286,000          5,299,426
6.875%, 5/15/06                                                           55,650,000         58,612,973
7%, 7/15/06                                                              115,600,000        122,599,233
                                                                                        ----------------

Total U.S. Government Obligations (Cost $1,285,718,978)                                   1,278,326,850
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
--------------------------------------------------------------------------------------------------------
Undivided interest of 1.79% in joint repurchase agreement
(Principal Amount/Value $1,103,300,000, with a maturity value of
$1,103,498,594) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $19,750,554 on 1/3/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of
$1,127,561,486  (Cost $19,747,000)                                        19,747,000         19,747,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding investments purchased with
cash collateral from securities loaned)  (Cost $2,806,592,031)                            2,802,618,816
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--18.4%
--------------------------------------------------------------------------------------------------------
ASSET-BACK FLOATING NOTES --0.4%
Whitehawk CDO Funding Corp., 2.56%, 3/15/05  6                            11,000,000         11,000,000
--------------------------------------------------------------------------------------------------------
BANK FLOATING NOTES --0.4%
World Savings Bank FSB, 2.49%, 3/15/05  6                                 10,200,000         10,200,000
--------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS/GIC --0.1%
Protective Life Insurance Co., 2.25%, 1/31/05  6                           4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS --16.8%
Undivided interest of 35.87% in joint repurchase agreement
(Principal Amount/Value $155,205,723, with a maturity value of
$155,273,626) with Credit Suisse First Boston LLC, 2.25%, dated
12/28/04, to be repurchased at $55,699,358 on 1/4/05,
collateralized by AA Corporate Bonds, 0%-15.73%, 1/1/06-7/16/44,
with a value of $158,312,640 6                                            55,675,000         55,675,000
--------------------------------------------------------------------------------------------------------
Undivided interest of 0.09% in joint repurchase agreement
(Principal Amount/Value $2,800,000,000, with a maturity value of
$2,800,550,669) with Nomura Securities, 2.36%, dated 12/31/04, to be repurchased at $2,518,212 on 1/3/05, collateralized by U.S.
Government Mortgage Agencies, 2.58%-7.50%, 1/15/08-10/15/44, with
a value of $2,908,566,289 6                                                2,517,717          2,517,717
--------------------------------------------------------------------------------------------------------
Undivided interest of 67.24% in joint repurchase agreement
(Principal Amount/Value $420,460,500, with a maturity value of
$420,628,918) with UBS Securities LLC, 2.06%, dated 12/29/04, to be repurchased at $201,807,703 on 1/5/05, collateralized by AAA
Asset-Backed Securities, 0%-5.008%, 6/15/13-11/25/34, with a
value of $441,485,852 6                                                  201,726,900        201,726,900
--------------------------------------------------------------------------------------------------------
Undivided interest of 45.59% in joint repurchase agreement
(Principal Amount/Value $262,783,600, with a maturity value of
$262,907,765) with UBS Securities LLC, 2.43%, dated 12/30/04, to be repurchased at $136,837,725 on 1/6/05, collateralized by AAA
Asset-Backed Securities, 0%-6.05%, 4/15/05-12/19/34, with a
value of $275,923,841 6                                                  136,773,100        136,773,100
--------------------------------------------------------------------------------------------------------
Undivided interest of 16.33% in joint repurchase agreement
(Principal Amount/Value $539,553,207, with a maturity value of
$539,814,441) with UBS Securities LLC, 2.49%, dated 12/27/04, to be repurchased at $49,023,724 on 1/3/05, collateralized by AAA
Asset-Backed Securities, 0%-6.05%, 4/15/05-12/19/34, with a
value of $566,531,279 6                                                   49,000,000         49,000,000
                                                                                        ----------------
                                                                                            445,692,717

--------------------------------------------------------------------------------------------------------
YANKEE FIXED CERTIFICATE OF DEPOSITS --0.1%
CIC NY, 2.33%, 2/24/05  6                                                  2,500,000          2,500,000
--------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSITS --0.6%
Landesbk Baden-Wuerttemberg NA, 2.54%, 3/29/05  6                         14,989,723         14,974,733
                                                                                        ----------------
Total Investments Purchased with Cash Collateral from Securities                            488,367,450
Loaned (Cost $488,382,440)

                  6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $3,294,974,471)                              123.7%     3,290,986,266
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (23.7)      (630,667,001)
--------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%   $ 2,660,319,265
                                                                     ===================================

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $11,400,722, which represents 0.43% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See accompanying Notes to Quarterly Statement of Investments.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $40,639,091 or 1.53% of the Fund's net assets as of December 31, 2004.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $16,838,634. See accompanying Notes to Quarterly Statement of Investments.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $3,295,195,566
                                              ===============

Gross unrealized appreciation                 $   10,602,424
Gross unrealized depreciation                    (14,796,733)
                                              ---------------
Net unrealized depreciation                   $   (4,194,309)
                                              ===============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision


                  7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $1,040,615,160 of securities on a when-issued basis or forward commitment and sold $399,701,638 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURE CONTACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                  8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                 EXPIRATION      NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                  DATES      CONTRACTS    DECEMBER 31, 2004   (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                     3/21/05             333       $   37,462,500      $  327,797
                                                                                      ----------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.           3/31/05             639          133,930,406           5,779
U.S. Treasury Nts., 5 yr.           3/21/05             816           89,377,500        (121,825)
U.S. Treasury Nts., 10 yr.          3/21/05           1,450          162,309,375      (1,204,924)
                                                                                      ----------
                                                                                      (1,320,970)
                                                                                      ----------
                                                                                      $ (993,173)
                                                                                      ==========

INTEREST RATE SWAP CONTRACTS. The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its


                  9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                         RATE             RATE
                                      PAID BY      RECEIVED BY
              SWAP    NOTIONAL    THE FUND AT      THE FUND AT       FLOATING  TERMINATION    UNREALIZED
      COUNTERPARTY      AMOUNT  DEC. 31, 2004    DEC. 31, 2004     RATE INDEX         DATE  DEPRECIATION
--------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,                                                 Three-Month
Inc.                $1,000,000          2.57%            1.90%          LIBOR       4/2/06      $16,206

Index abbreviations are as  follows:

LIBOR London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2004, the Fund had entered into the following total return swap agreements:

                                          PAID BY         RECEIVED BY
                         NOTIONAL     THE FUND AT         THE FUND AT     TERMINATION      UNREALIZED
SWAP COUNTERPARTY          AMOUNT   DEC. 31, 2004       DEC. 31, 2004           DATES    APPRECIATION
-----------------------------------------------------------------------------------------------------
                                                       Value of total
                                                     return of Lehman
Goldman Sachs                          One-Month        Brothers CMBS
Capital Markets LP      $9,500,000     LIBOR BBA                Index         3/31/05      $   40,915
                                                       Value of total
                                        One-Month    return of Lehman
                                    LIBOR less 50       Brothers CMBS
Deutsche Bank AG         9,500,000   basis points               Index          1/1/05          47,329
                                                                                            ---------
                                                                                            $  88,244
                                                                                            =========

Index abbreviations are as follows:

BBA                   British Bankers Association

CMBS                  Commercial Mortgage Backed Securities Markets

LIBOR                 London-Interbank Offered Rate

LIBOR BBA             London-Interbank Offered Rate British Bankers Association


SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned.


                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)